Acquisitions (Details) - Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods - Previously Reported [Member] - Maestro [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Trademarks [Member]
Acquisitions (Details) - Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods [Line Items]
Acquisition Fair Value	$ 800,000
Useful Life in Years	5 years
Customer Relationships [Member]
Acquisitions (Details) - Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods [Line Items]
Acquisition Fair Value	$ 840,000
Useful Life in Years	5 years